Note 19 - Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Contingent Consideration Liability [Member] | Minimum [Member]
Note 19 - Financial Instruments (Details) [Line Items]
Fair Value Inputs, Discount Rate	9.00%
Contingent Consideration Liability [Member] | Maximum [Member]
Note 19 - Financial Instruments (Details) [Line Items]
Fair Value Inputs, Discount Rate	12.50%
Fair Values For Other Financial Instruments [Member] | Minimum [Member]
Note 19 - Financial Instruments (Details) [Line Items]
Fair Value Inputs, Discount Rate	0.10%
Fair Values For Other Financial Instruments [Member] | Maximum [Member]
Note 19 - Financial Instruments (Details) [Line Items]
Fair Value Inputs, Discount Rate	2.20%
Interest Rate Swap Agreement [Member]
Note 19 - Financial Instruments (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.44%
Interest Rate Senior Notes [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 19 - Financial Instruments (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.87%
Interest Rate Senior Notes [Member]
Note 19 - Financial Instruments (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)	10,000
Interest Rate Swap [Member]
Note 19 - Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held	1
Minimum [Member]
Note 19 - Financial Instruments (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.25%
Maximum [Member]
Note 19 - Financial Instruments (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.00%